Business Acquisitions - Schedule of the Fair Values of Assets Acquired and Liabilities Assumed (Details) - NV5 Global, Inc. [Member] - Business Combination, Series of Individually Immaterial Business Combinations - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Schedule of the Fair Values of Assets Acquired and Liabilities Assumed [Line Items]
Cash	$ 333	$ 2,134	$ 2,101	$ 13,762
Billed and unbilled receivables, net	6,692	10,324	10,435	18,731	1,794	1,794
Right-of-use assets	815	3,386	3,386	4,357	632	632
Property and equipment	214	1,762	1,762	3,026	1,510	1,510
Prepaid expenses	1,286	1,108	1,108	2,700
Other assets	54	65	65	158
Intangible assets:
Intangible assets	14,762		65,205
Liabilities	(3,756)	(7,399)	(7,386)	(45,875)	(5,623)	(5,623)
Deferred tax liabilities	(1,693)	(376)	(376)	(12,848)
Net assets acquired	9,313	57,352	57,443	74,998	2,944	2,944
Consideration paid (Cash, Notes and/or stock)	12,674	74,971	75,651	223,807	7,921
Contingent earn-out liability (Cash and stock)	1,903	11,881	11,881	610	6,299
Total Consideration	14,577	86,852	87,532	224,417	14,220	14,220
Excess consideration over the amounts assigned to the net assets acquired (Goodwill)	5,264	$ 29,500	30,089	$ 149,419	$ 11,276	$ 11,276
Customer relationships
Intangible assets:
Intangible assets	3,065		35,048
Trade name
Intangible assets:
Intangible assets	146		1,272
Customer backlog
Intangible assets:
Intangible assets	1,569		6,334
Non-compete
Intangible assets:
Intangible assets	$ 588		$ 3,694